Condensed Financial Information of the Parent Company Only - Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Interest and dividends received from subsidiaries	$ 15,498	$ 15,958	$ 15,721	$ 15,808	$ 15,946	$ 15,925	$ 16,184	$ 15,915	$ 62,985	$ 63,970	$ 57,779
Expenses
Interest on subordinated notes									1,527	2,376	2,229
Other									4,307	3,320	3,722
Income tax benefit	(1,123)	(1,153)	(750)	(157)	(941)	(954)	(837)	(1,091)	(3,183)	(3,823)	(1,668)
Net income	$ 5,183	$ 4,960	$ 3,282	$ 868	$ 4,068	$ 3,860	$ 3,520	$ 4,666	14,293	16,114	10,714
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries									4,946	8,071	5,067
Other											428
Total income									4,946	8,071	5,495
Expenses
Interest on subordinated notes									1,527	2,376	2,229
Other									2,692	2,461	3,461
Total expenses									4,219	4,837	5,690
Income before income tax benefit and equity in undistributed income of subsidiaries									727	3,234	(195)
Income tax benefit									876	1,001	1,397
Equity in undistributed income of subsidiaries									12,690	11,879	9,512
Net income									$ 14,293	$ 16,114	$ 10,714